SHARE CAPITAL - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share	Dec. 31, 2022 Share
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding	2,883,207	4,834,993	2,818,902
Number Exercisable	2,306,957
January 15, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 7.66
Number Outstanding	383,750
Number Exercisable	383,750
November 6, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 12.85
Number Outstanding	315,000
Number Exercisable	315,000
April 27, 2026 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 11.73
Number Outstanding	310,000
Number Exercisable	310,000
August 27, 2026 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 9.17
Number Outstanding	217,800
Number Exercisable	217,800
July 20, 2027 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 4.33
Number Outstanding	118,800
Number Exercisable	118,800
August 16, 2027 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 5.98
Number Outstanding	445,000
Number Exercisable	445,000
February 22, 2028 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 4.12
Number Outstanding	100,357
Number Exercisable	100,357
December 28, 2028 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 4.05
Number Outstanding	832,500
Number Exercisable	416,250
July 23, 2029 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $ / shares	$ 4.14
Number Outstanding	160,000
Number Exercisable	0